Adoption of New And Revised Standards - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 SGD ($)
Initial application ofCovid19RelatedRent Concessions Amendmentto IFRS 16 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Waiver of lease payments accounted for as a negative variable lease payment in profit or loss	$ 0.5